Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Schedule of expected useful lives

Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Intermediate survey component	the period until the next dry-docking (i.e. 1-3 years)